Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000234047 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[1]
C000234047 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[1]
C000234047 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	90.40%	[1]
C000234048 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000234048 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000234048 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.70%	[2]
C000234049 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000234049 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%	[3]
C000234050 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
C000234050 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%	[4]
C000234051 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000234051 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%	[5]
C000234051 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000234051 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000253864 [Member] | BlackRock Cash Funds Treasury SL Agency Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253864 [Member] | U S Treasury Bills 4 32 07 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253864 [Member] | U S Treasury Bills 4 40 06 02 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253864 [Member] | U S Treasury Bills 4 00 08 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253864 [Member] | U S Treasury Bills 3 79 08 24 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253864 [Member] | U S Treasury Bills 4 03 02 19 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253864 [Member] | U S Treasury Bills 3 98 08 10 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253864 [Member] | U S Treasury Bills 4 05 11 13 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253864 [Member] | U S Treasury Bills 3 75 02 05 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253864 [Member] | U S Treasury Bills 3 90 09 14 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253864 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000253864 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253864 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000253864 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253864 [Member] | Futures contracts net cumulative appreciation [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000253864 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.